Other non-current liabilities	12 Months Ended
Dec. 31, 2022
Other non-current liabilities
Other non-current liabilities

16Other non-current liabilities

The other non-current liabilities consist of the following:

	As of December 31,
in 000€	2022	2021	2020
Advances received on contracts	—	1,500	—
Provisions	1,611	667	318
Other	—	—	80
Total	1,611	2,167	398

The increase of the provisions related to provisions for retention bonuses for our employees (K€1,322), partially offset by the derecognition of a provision within Engimplan for an amount of K€(441).

The advances received on contracts as of December 31, 2021 related to advances received from a customer in the context of a long term contract for medical devices.

In Belgium, the Group contributes to a Sector Plan for eligible employees and to a “Branch 21” pension plan for a closed group of management. Under both plans, the Group pays contributions expressed as a percentage of a reference salary. These plans are administered by third party insurance companies and are not material to the consolidated financial statements.